Deferred and contingent consideration (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities in business combination [Line Items]
Disclosure of detailed information about deferred and contingent consideration [Table Text Block]
	December 31, 2025	December 31, 2024
	$	$
Deferred Consideration	28,242	50,109
Contingent Consideration	19,320	16,873
Nkran Royalty	6,988	4,388
Total deferred and contingent consideration	54,550	71,370
Less: current portion of Deferred Consideration	(28,242)	(23,535)
Total non-current portion of deferred and contingent consideration	26,308	47,835

Deferred Consideration [Member]
Disclosure of contingent liabilities in business combination [Line Items]
Disclosure of detailed information about carrying amount of consideration [Table Text Block]
	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	50,109	‐
Initial recognition at fair value	‐	47,628
Payments	(25,000)	‐
Accretion expense (note 23)	3,133	2,481
Balance, end of year	28,242	50,109

Contingent Consideration [Member]
Disclosure of contingent liabilities in business combination [Line Items]
Disclosure of detailed information about carrying amount of consideration [Table Text Block]
	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	16,873	‐
Initial recognition at fair value	‐	13,337
Change in fair value during the year	2,447	3,536
Balance, end of year	19,320	16,873

Nkran Royalty [Member]
Disclosure of contingent liabilities in business combination [Line Items]
Disclosure of detailed information about carrying amount of consideration [Table Text Block]
	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	4,388	‐
Initial recognition at fair value	‐	3,030
Change in fair value during the year	2,600	1,358
Balance, end of year	6,988	4,388